SUBSEQUENT EVENTS - Impairment of Long-lived Asset (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Subsequent Event [Line Items]
Impairment loss of goodwill		¥ 149,092	$ 23,396	¥ 0	¥ 0
Forecast [Member]
Subsequent Event [Line Items]
Impairment loss of intangible assets	¥ 15,002
Impairment loss of goodwill	¥ 57,271